Loans and Leases (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross	$ 15,603	$ 15,938
Commercial Real Estate, Gross	50,150	56,368
Construction and Farmland	969	508
Total Loans	66,722	72,814
Recorded Investment in Loan, risk analysis, Current	63,542	68,624
Recorded Investment in Loan, risk analysis, Past Due 30-59 days	65	582
Recorded Investment in Loan, risk analysis, Past Due 60-89 days		36
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual	3,115	3,572
Pass [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross	15,572	15,882
Commercial Real Estate, Gross	39,873	43,067
Construction and Farmland	969	508
Total Loans	56,414	59,457
Recorded Investment in Loan, risk analysis, Current	56,349	59,164
Recorded Investment in Loan, risk analysis, Past Due 30-59 days	65	257
Recorded Investment in Loan, risk analysis, Past Due 60-89 days		36
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Special Mention [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial Real Estate, Gross	3,465	5,807
Total Loans	3,465	5,807
Recorded Investment in Loan, risk analysis, Current	3,465	5,807
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Substandard [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross	31	56
Commercial Real Estate, Gross	6,812	6,786
Total Loans	6,843	6,842
Recorded Investment in Loan, risk analysis, Current	3,728	3,653
Recorded Investment in Loan, risk analysis, Past Due 30-59 days		325
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual	3,115	2,864
Doubtful [Member]
The risk category of loans by class of loan based on the most recent analysis
Commercial and Other Loans, Gross
Commercial Real Estate, Gross		708
Construction and Farmland
Total Loans		708
Recorded Investment in Loan, risk analysis, Current
Recorded Investment in Loan, risk analysis, Past Due 30-59 days
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual		$ 708